Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of investment held for trading

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2015	Gain (Loss)
Investment in gold held for trading	$21,517	$-	$-	$21,517	$-

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2014	Gain (Loss)
Investment in gold held for trading	$22,755	$-	$-	$22,755	$(10,001)

Summary of property and equipment estimated useful life
Useful Life
Buildings	20 years
Vehicles	5 ~ 8 years
Office equipment	5 years
Operating equipment	4 ~ 10 years

Schedule of company's cash balances by geographic area
	December 31,
	2015		2014
Country:
United States	$-	-	$-	-
China	680,877	100%	740,532	100%
Total cash and cash equivalents	$680,877	100%	$740,532	100%